Additional Information - Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2025
Additional Information - Condensed Financial Statements of Parent Company
Additional Information - Condensed Financial Statements of Parent Company

Additional Information — Condensed Financial Statements of Parent Company

Canadian Solar Inc.

The following condensed financial statements of Canadian Solar Inc. has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2025 of $1,483,016, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries. The Company’s share of income from its subsidiaries is reported as equity in earnings of subsidiaries in the condensed financial statements. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Financial Information of Parent Company

Balance Sheets

	December 31,	December 31,
(U.S. dollars in thousands, except share data)	2024	2025
Assets
Current assets:
Cash and cash equivalents	$26,293	$681
Amounts due from subsidiaries	317,561	369,236
Prepaid expenses and other current assets	20,031	14,408
Total current assets	363,885	384,325
Investments in subsidiaries	2,773,463	2,751,902
Investments in affiliates	11,745	11,745
Deferred tax assets	2,531	5,664
Other non-current assets	26,904	17,583
Total Assets	$3,178,528	$3,171,219
Liabilities and Equity
Current liabilities:
Short-term borrowings	$—	$28,000
Amounts due to subsidiaries	111,731	119,858
Other current liabilities	6,471	4,347
Convertible notes	228,917	—
Total current liabilities	347,119	152,205
Convertible notes	—	195,313
Deferred tax liabilities	10,285	10,088
Liability for uncertain tax positions	5,624	5,642
Total Liabilities	363,028	363,248
Equity:
Common shares: no par value, unlimited authorized, 66,954,634 and 67,810,136 outstanding, respectively	835,543	835,543
Additional paid-in capital	590,578	568,921
Retained earnings	1,585,758	1,481,632
Accumulated other comprehensive loss	(196,379)	(78,125)
Total Equity	2,815,500	2,807,971
Total Liabilities and Equity	$3,178,528	$3,171,219

Financial Information of Parent Company

Statements of Operations

	Years Ended December 31,
(U.S. dollars in thousands)	2023	2024	2025
Net revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses:
General, administrative and other operating expenses	40,198	20,180	612
Total operating expenses	40,198	20,180	612
Loss from operations	(40,198)	(20,180)	(612)
Other income (expenses):
Interest expense	(18,720)	(10,580)	(14,965)
Interest income	22,862	15,569	13,569
Gain (loss) on change in fair value of derivatives, net	(1,535)	2,700	(4,588)
Foreign exchange gain (loss), net	(772)	(492)	255
Other income (expenses), net:	1,835	7,197	(5,729)
Loss before income taxes and equity in earnings (losses) of subsidiaries and affiliates	(38,363)	(12,983)	(6,341)
Income tax benefit (expense)	(6,775)	3,780	(1,960)
Equity in earnings (losses) of subsidiaries and affiliates	319,325	45,254	(95,825)
Net income (loss)	$274,187	$36,051	$(104,126)

Financial Information of Parent Company

Statements of Comprehensive Income (Loss)

	Years Ended December 31,
(U.S. dollars in thousands)	2023	2024	2025
Net income (loss)	$274,187	$36,051	$(104,126)
Other comprehensive income (loss), net of tax	13,412	(79,647)	115,110
Comprehensive income (loss)	$287,599	$(43,596)	$10,984

Financial Information of Parent Company

Statements of Cash Flows

	Years Ended December 31,
(U.S. dollars in thousands)	2023	2024	2025
Operating activities:
Net income (loss)	$274,187	$36,051	$(104,126)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accretion of convertible notes	1,447	1,493	(33,604)
Loss (gain) on change in fair value of derivatives	1,535	(2,700)	4,588
Equity in losses (earnings) of subsidiaries and affiliates	(319,325)	(45,254)	95,825
Share-based compensation	28,410	4,256	2,932
Dividend received from subsidiary	—	38,519	29,976
Deferred taxes	5,180	(361)	(3,330)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	245,001	46,719	(23,814)
Prepaid expenses and other current assets	(1,594)	(36,216)	5,623
Other non-current assets	—	12,933	9,321
Amounts due to subsidiaries	(232,650)	(44,621)	(9,772)
Other current liabilities	4,377	(2,429)	(2,124)
Liability for uncertain tax positions	(28)	(77)	18
Net settlement of derivatives	(859)	1,262	(4,588)
Net cash provided by (used in) operating activities	5,681	9,575	(33,075)
Investing activities:
Investments in subsidiaries	(22,164)	(10,310)	(30)
Loans to subsidiaries	(62,226)	(6,162)	(2,320)
Repayment of loans to subsidiaries	69,150	32,271	—
Net cash provided by (used in) investing activities	(15,240)	15,799	(2,350)
Financing activities:
Proceeds from short - term borrowings	—	—	28,000
Net cash provided by financing activities	—	—	28,000
Effect of exchange rate changes	(5,460)	277	(18,187)
Net increase (decrease) in cash, cash equivalents and restricted cash	(15,019)	25,651	(25,612)
Cash, cash equivalents and restricted cash at the beginning of the year	15,661	642	26,293
Cash, cash equivalents and restricted cash at the end of the year	$642	$26,293	$681
Supplemental disclosure of cash flow information:
Interest paid	$11,586	$10,768	$13,067